Description of Organization and Business Operations - Additional Information (Detail) - USD ($)			12 Months Ended
	Dec. 19, 2022	Feb. 01, 2021	Dec. 31, 2022	Dec. 31, 2021	Feb. 24, 2023	Jan. 30, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO			$ 0	$ 400,000,000
Deferred underwriting commissions			14,000,000	14,000,000
Payment to acquire restricted investments			$ 0	$ 400,000,000
Threshold contribution per public share for extension of business combination period	$ 0.06
Restricted investments term			185 days	185 days
Percentage of public shares to be redeemed on non completion of business combination			100.00%
Lock in period for redemption of public shares after closing of IPO			24 months
Minimum share price of the residual assets remaining available for distribution			$ 10
Operating bank account			$ 20,000
Working capital (deficit)			7,000,000
Proceeds from issuance of common stock			25,000
Tax payable			(1,000,000)
Amount deposited into trust account			80,900,000
Proceeds from unsecured and non-interest bearing promissory note			192,000
Amount drawn from working capital loans			$ 2,100,000	$ 920,000
Maximum threshold deposit in trust account for extension of business combination period	$ 600,000
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount deposited into trust account					$ 476,904	$ 476,904
Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Number of consecutive trading days for determining the share price			30 days
Stockholders Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage Of Common stock, shares Issued And Outstanding			1.00%
Electriq Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
consideration transferred			$ 495,000,000
Business combination contingent consideration			$ 25,000,000
Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional Percentage of Restricted Securities			10.00%
Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of restricted securities			10.00%
Working Capital Loans [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Amount drawn from working capital loans			$ 3,000,000	$ 900,000
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued price per warrant			$ 1.5
Proceeds from issuance of warrants			$ 10,000,000
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum public share price due to reductions in the value of the trust assets less taxes payable			$ 10
Sponsor [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period			4,666,667
RBC Capital Markets LLC [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Class of warrants and rights issued during the period			2,000,000
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Class A [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Number of consecutive trading days for determining the share price			30 days
Common Class A [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 15
Common Class A [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Par or Stated Value Per Share			12.5
Common Class A [Member] | Electriq Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business acquisition, share price			$ 10
Number of shares of equity interests issued or issuable to acquire entity			49,500,000
Common Class A [Member] | Electriq Holders [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Number of consecutive trading days for determining the share price			30 days
Common Class A [Member] | Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Share Price			$ 15
Number of consecutive trading days for determining the share price			30 days
Common Class A [Member] | Electriq Holders [Member] | Lockup Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 12.5
Public shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold contribution per public share for extension of business combination period			$ 10
Percentage of public shares to be redeemed on non completion of business combination			100.00%
Stock Redeemed or Called During Period, Shares	32,051,595
Stock Redeemed or Called During Period, Value	$ 324,400,000
Common Class F [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares forfeitured during the period shares	5,000,000
Shares forfeitured during the period value	$ 0
Common Stock, Par or Stated Value Per Share			$ 0.0001	$ 0.0001
Common Stock, Shares, Issued			10,000,000	10,000,000
Common Class F [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Share Price			$ 15
Number of consecutive trading days for determining the share price			30 days
Percentage of additional shares to be released			10.00%
Common Class F [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Share Price			$ 12.5
Number of consecutive trading days for determining the share price			30 days
Common Class F [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued			500,000
Common Class F [Member] | Sponsor Agreement [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common Stock, Shares, Issued			500,000
Merger Consideration Incentive Shares [Member] | Electriq Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of equity interests issued or issuable to acquire entity			2,000,000
SPAC Founder Shares [Member] | Share Price Equals Or Exceeds Usd Fifteen [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Share Price			$ 15
Number of consecutive trading days for determining the share price			30 days
Percentage of additional shares to be released			10.00%
SPAC Founder Shares [Member] | Share Price Equals Or Exceeds Usd Twelve Point Five [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number Of Trading Days For Determining Share Price			20 days
Share Price			$ 12.5
Number of consecutive trading days for determining the share price			30 days
Percentage of Shares to be Released			10.00%
Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of fair market value of target business to asset held in trust account			80.00%
Net tangible assets required for consummation of business combination			$ 5,000,001
Dissolution expense			$ 100,000
Minimum [Member] | Definitive Agreement of Initial Business Combination [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of voting interests acquired			50.00%
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Threshold contribution per public share for extension of business combination period			$ 10
Percentage of redeeming shares of public shares without the company's prior written consent			15.00%
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from issuance of IPO				$ 400,000,000
Payment to acquire restricted investments		$ 400,000,000
Threshold contribution per public share for extension of business combination period		$ 10
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		40,000,000
Shares issued price per share		$ 10
Proceeds from issuance of IPO		$ 400,000,000	$ 400,000,000
Offering costs		22,700,000
Deferred underwriting commissions		$ 14,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares		5,000,000
Financings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Leftout incentive shares transferred to equity shareholders on closing of financing			50.00%
Percentage of Leftout incentive shares transferred to sponser on closing of financing			$ 50
Financings [Member] | Merger Consideration Incentive Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			2,000,000
Financings [Member] | Incentive Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			7,000,000
Financings [Member] | New Incentive Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares			5,000,000